FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 14,000,000	€ 12,000,000
Current derivatives assets	46,000,000	58,000,000
Derivative financial assets	60,000,000	70,000,000
Non-current derivatives liabilities	18,000,000	6,000,000
Current derivative liabilities	97,000,000	25,000,000
Derivatives liabilities	115,000,000	31,000,000
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	1,000,000	0
Current derivative liabilities	70,000,000	14,000,000
Derivatives liabilities	71,000,000	14,000,000
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	1,000,000	0
Current derivative liabilities	0	0
Derivatives liabilities	1,000,000	0
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	16,000,000	6,000,000
Current derivative liabilities	26,000,000	11,000,000
Derivatives liabilities	42,000,000	17,000,000
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	1,000,000	0
Derivatives liabilities	1,000,000	0
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	9,000,000	9,000,000
Current derivatives assets	15,000,000	38,000,000
Derivative financial assets	24,000,000	47,000,000
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	3,000,000	1,000,000
Current derivatives assets	5,000,000	1,000,000
Derivative financial assets	8,000,000	2,000,000
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	1,000,000	4,000,000
Derivative financial assets	1,000,000	4,000,000
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	2,000,000	2,000,000
Current derivatives assets	17,000,000	14,000,000
Derivative financial assets	19,000,000	16,000,000
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	6,000,000	1,000,000
Derivative financial assets	6,000,000	1,000,000
Margin call
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	2,000,000	0
Derivative financial assets	€ 2,000,000	€ 0